CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
CURRENT ASSETS
Cash	$ 5,610,799	$ 1,559,701	$ 2,123,737
Accounts receivable		0	199,471
Prepaid expenses and other current assets	14,537	37,551	53,294
TOTAL CURRENT ASSETS	5,625,336	1,597,252	2,376,502
Property and equipment, net	32,398	29,223	36,038
Patents, net	78,123	84,996	94,161
Deposits	14,897	14,897	22,415
TOTAL ASSETS	5,750,754	1,726,368	2,529,116
CURRENT LIABILITIES
Accounts payable	211,406	484,423	244,804
Due to related parties	64,466	57,866	145,112
Other current liabilities	60,534	69,467	136,695
TOTAL CURRENT LIABILITIES	336,406	611,756	526,611
Convertible notes payable, net	810,866	519,200	500,139
TOTAL LIABILITIES	1,147,272	1,130,956	1,026,750
COMMITMENTS AND CONTINGENCIES (Note 12)
STOCKHOLDERS' EQUITY
Common stock	15,368	8,796	7,621
Additional paid-in capital	102,820,906	94,445,739	88,047,142
Accumulated deficit	(98,138,853)	(93,778,156)	(86,502,043)
TOTAL AETHLON MEDICAL, INC STOCKHOLDERS' EQUITY BEFORE NONCONTROLLING INTERESTS	4,697,421	676,379	1,552,720
NONCONTROLLING INTERESTS	(93,939)	(80,967)	(50,354)
TOTAL STOCKHOLDERS' EQUITY	4,603,482	595,412	1,502,366
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,750,754	$ 1,726,368	$ 2,529,116